CONCENTRATIONS (Details Narrative) - Customer Concentration Risk [Member]	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Revenue Benchmark [Member] | Two Major Customers [Member]
Concentration Risk [Line Items]
Concentration risk, percentage	50.00%	85.00%
Accounts Receivable [Member] | Two Customers [Member]
Concentration Risk [Line Items]
Concentration risk, percentage	93.00%	85.00%